Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total	Redeemable Convertible Preferred Stock	Series A Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock	Series C Redeemable Convertible Preferred Stock	Series C-1 Redeemable Convertible Preferred Stock	Series D Redeemable Convertible Preferred Stock	Series D-1 Redeemable Convertible Preferred Stock	Series E Redeemable Convertible Preferred Stock	Series F Redeemable Convertible Preferred Stock
Balance at Dec. 31, 2010		$ 189,414	$ 57,433	$ 55,880	$ 48,726	$ 7,571	$ 2,989	$ 8,392	$ 8,423
Balance (in shares) at Dec. 31, 2010			6,410,976	4,204,185	2,978,062	457,875	234,940	636,942	816,060	2,426,171
Increase (decrease) in temporary equity
Sale of Series E redeemable convertible preferred stock net of issuance costs of $201		30,378								30,378
Sale of Series E redeemable convertible preferred stock net of issuance costs of $201 (in shares)										2,426,171
Accretion of dividends, interest, redemption value and issuance costs on redeemable convertible preferred stock	21,757	21,757	4,616	5,584	5,594	908	668	1,736	2,511	140
Balance at Dec. 31, 2011	241,549	241,549	62,049	61,464	54,320	8,479	3,657	10,128	10,934	30,518
Balance (in shares) at Dec. 31, 2011			6,410,976	4,204,185	2,978,062	457,875	234,940	636,942	816,060	2,426,171
Increase (decrease) in temporary equity
Accretion of dividends, interest, redemption value and issuance costs on redeemable convertible preferred stock	27,061	27,061	4,616	5,580	5,589	908	668	1,736	2,459	5,505
Balance at Dec. 31, 2012	$ 268,610	$ 268,610	$ 66,665	$ 67,044	$ 59,909	$ 9,387	$ 4,325	$ 11,864	$ 13,393	$ 36,023
Balance (in shares) at Dec. 31, 2012			6,410,976	4,204,185	2,978,062	457,875	234,940	636,942	816,060	2,426,171